Inventories	12 Months Ended
Feb. 28, 2013
Inventories
Inventories

4.            Inventories

The Companies inventories consist of the following:

	February 28,	February 29,
(In thousands)	2013	2012

Crushed stone, agricultural lime, and sand	$76,927	$84,016
Safety equipment	16,057	16,901
Parts, tires, and supplies	11,331	11,313
Raw materials	9,247	9,400
Concrete blocks	4,210	4,547
Building materials	3,921	3,982
Other	3,451	2,036
	$125,144	$132,195